Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000914529
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2015
Prospectus Date	rr_ProspectusDate	May 03, 2015